Average Annual Total Returns - FidelityLow-PricedStockFund-KPRO - FidelityLow-PricedStockFund-KPRO - Fidelity Low-Priced Stock Fund	Sep. 28, 2024
Fidelity Low-Priced Stock Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	14.44%
Past 5 years	13.10%
Past 10 years	8.83%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%